Financial instruments - Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2020	2019
Assets
Cash and cash equivalents	$12,322	$22,818
Accounts receivable, net	27,670	73,018
Other assets	18,942	15,726

Total assets	$58,934	$111,562
Liabilities
Accounts payable	20,142	51,313
Taxes payable	13,757	37,137
Other liabilities	11,387	18,513

Total liabilities	$45,286	$106,963

Net position	$13,648	$4,599

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2020	2019
Balance at beginning of year	$(957)	$(1,218)
(Additions)/Reversal	(260)	261

Balance at end of year	$(1,217)	$(957)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2020
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	0.1%	2.5%	3.7%	41.5%
Gross carrying amount	$72,172	$50,180	$3,554	$1,867	$1,228	$15,343
Expected credit loss	$6,483	$20	$3	$46	$46	$6,368

	2019
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.1%	2.3%	3.7%	12.0%	33.3%
Gross carrying amount	$137,499	$111,778	$6,170	$2,786	$1,636	$15,129
Expected credit loss	$5,579	$99	$141	$104	$196	$5,039

Summary of Financial Liabilities According to Maturity Date
The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2020

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,163,900	$1,287,203	$155,902	$834,145	$297,156
Lease liabitity	14	230,510	246,495	90,244	147,530	8,720
Account payable	19	63,461	63,461	63,461	—	—
Account payable to related parties	19	2,970	2,970	2,970	—	—

		$1,460,841	$1,600,129	$312,577	$981,675	$305,876
December 31, 2019

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,060,765	$1,197,635	$146,434	$556,257	$494,944
Lease liabitity	14	304,564	329,029	107,556	212,408	9,065
Account payable	19	119,332	119,332	119,332	—	—
Account payable to related parties	19	14,086	14,086	14,086	—	—

		$1,498,747	$1,660,082	$387,408	$768,665	$504,009

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2020	2019	2020	2019
Financial assets
Long-term investments	9	119,617	134,347	120,938	155,051

Financial liabilities
Loans and borrowings	18	1,163,900	1,060,765	1,327,282	1,068,961

Summary of Company's financial instruments measured at fair value

	Fair value measurement as of reporting date
	2020	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Non - recurring fair value measurements
Assets
Asset held for sale	135,542	—	—	135,542

Total assets	$135,542	$—	$—	$135,542

Recurring fair value measurements
Liabilities
Derivative financial instruments	245,560	—	245,560	—

Total liabilities	$245,560	$—	$245,560	$—

Summary of key Assumptions used to Determine the Fair Value of Assets Held For Sale
Company’s approach and the key assumptions used to determine the fair value less costs of disposal of the assets held for sale were as follows:

	Unobservable input	Value assigned to key assumption	Approach to determining key assumption
Asset held for sale	Sales price	145,399	Average of purchase proposals received
	Cost of disposal	(9,857)	Estimated based on the Company’s experience with disposal of similar assets.